COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Provisions
Provisions	$ 677,018	$ 133,703
Legal proceedings provision [member]
Provisions
Provisions	33,049	47,176
Labor Lawsuits [Member]
Provisions
Provisions	28,023	26,391
Tax payable [member]
Provisions
Provisions	77,882	20,390
Restructuring provision [member]
Provisions
Provisions	500,000
Miscellaneous other provisions [member]
Provisions
Provisions	21,930	22,809
Judicial Deposits [Member]
Provisions
Provisions	15,767	15,097
Eventual Commitments [Member]
Provisions
Provisions	$ 367	$ 1,840